Stockholders' Equity and Capitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity and Capitalization

5. Stockholders’ Equity

Reverse Stock Split

In February 2017, we effected a 2-to-1 reverse stock split of our outstanding common and preferred stock and a corresponding reduction in the number of authorized shares of preferred stock. All share and per share amounts for all periods presented in these condensed consolidated financial statements and notes, have been adjusted retrospectively to reflect this reverse stock split.

Dual Class Common Stock Structure

In February 2017, we implemented a dual class common stock structure in which each then existing share of common stock converted into a share of Class B common stock and we also authorized a new class of common stock, the Class A common stock. The Class A common stock is entitled to one vote per share and the Class B common stock is entitled to ten votes per share. The Class A common stock and Class B common stock have the same dividend and liquidation rights, and the Class B common stock converts to Class A common stock at any time at the option of the holder, or automatically upon the date that is the earliest of (i) the date specified by a vote of the holders of at least 66 2/3% of the outstanding shares of Class B common stock, (ii) March 29, 2027, and (iii) the date that the total number of shares of Class B common stock outstanding cease to represent at least 10% of the aggregate number of shares of Class A common stock and Class B common stock then outstanding. In addition, each share of Class B common stock will convert automatically into one share of Class A common stock upon any transfer, except for certain permitted transfers described in our restated certificate of incorporation, or the Restated Certificate. Upon the creation of the dual class common stock structure all outstanding options to purchase common stock became options to purchase an equivalent number of shares of Class B common stock, and all restricted stock units, or RSUs, became RSUs for an equivalent number of shares of Class B common stock.

Upon the effectiveness of the Restated Certificate in March 2017, the number of shares of capital stock that is authorized to be issued consisted of 500,000,000 shares of Class A common stock, $0.0001 par value per share, 500,000,000 shares of Class B common stock, $0.0001 par value per share, and 10,000,000 shares of undesignated preferred stock, $0.0001 par value per share.

11. Capitalization

Convertible Preferred Stock

Our convertible preferred stock consisted of the following (in thousands, except per share data):

	As of December 31, 2015
	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	8,238	7,986	$2.1850	$23,601	$17,448
Series B	3,002	3,002	6.6630	19,914	20,000
Series C	3,659	3,659	13.6632	49,225	50,000

Total	14,899	14,647		$92,740	$87,448

	As of December 31, 2016
	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	8,238	7,986	$2.1850	$30,043	$17,448
Series B	3,002	3,002	6.6630	19,914	20,000
Series C	3,659	3,659	13.6632	49,225	50,000

Total	14,899	14,647		$99,182	$87,448

The carrying value of the Series A redeemable convertible preferred stock increased during the years ended December 31, 2014, 2015, and 2016 by $1.7 million, $2.6 million, and $6.4 million, respectively, due to accretion of the Series A redeemable convertible preferred stock using the effective interest method to its redemption value.

Upon the closing of our initial public offering, all shares of our then-outstanding convertible preferred stock, as shown in the tables above, will automatically convert on a one-for-one basis into shares of common stock.

The rights, privileges, and preferences of the Series A, Series B, and Series C convertible preferred stock, or Preferred Stock, are as follows:

Dividends

Dividends on the Preferred Stock are payable only when, and if, declared by the board of directors. No dividends on the Preferred Stock or common stock have been declared by our board of directors or paid since inception.

Voting

The holders of each share of Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which their respective shares are convertible.

The holders of the Preferred Stock have certain protective provisions so long as an aggregate of 4.1 million shares Preferred Stock are outstanding. Under these provisions, we cannot, without the approval of greater than 50% of the then outstanding shares of the Preferred Stock (i) amend, alter or repeal our certificate of incorporation or bylaws if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Preferred Stock or any series thereof, (ii) make certain restricted distributions involving the (a) transfer or distribution of cash or other property without consideration, or (b) repurchase or redemption of our capital stock, or restricted distributions, (iii) change the authorized number of shares of Preferred Stock or common stock (other than for decreases resulting from conversion of Preferred Stock), (iv) authorize or create a new class of stock having rights, preferences, or privileges senior or on parity with any series of Preferred Stock, (v) approve or enter into any merger or acquisition where our existing stockholders retain less than 50% of the voting stock of the surviving entity, sell or otherwise dispose of all or substantially all of our assets, or exclusively and irrevocably license all or substantially all of our intellectual property, (vi) enter into or become a party in a transaction for the acquisition of another entity with an acquisition price of greater than $0.1 million, (vii) repurchase, redeem, or otherwise acquire any shares of Preferred Stock or common stock (other than shares subject to our right of repurchase or, if approved by a majority of disinterested members of the board of directors, through the exercise of any right of first refusal), (viii) approve or enter into any transaction or agreement for the transfer or loan of our material assets to any third party, unless approved by a majority of the disinterested members of our board of directors, (ix) change the size of our board of directors, or (x) voluntarily liquidate or dissolve.

So long as an aggregate of at least 4.1 million shares of Series A redeemable convertible preferred stock are outstanding, we cannot, without the approval of at least 50% of the then outstanding shares of Series A redeemable convertible preferred stock, alter or change the rights, preferences, or privileges of the Series A redeemable convertible preferred stock if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Series A redeemable convertible preferred stock.

So long as an aggregate of at least 1.5 million shares of Series B convertible preferred stock are outstanding, we cannot, without the approval of at least 50% of the then outstanding shares of Series B convertible preferred stock, (i) alter or change the rights, preferences, or privileges of the Series B convertible preferred stock if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Series B convertible preferred stock, or (ii) make restricted distributions.

So long as an aggregate of at least 1.8 million shares of Series C convertible preferred stock are outstanding, we cannot, without the approval of at least 50% of the then outstanding shares of Series C convertible preferred stock, (i) alter or change the rights, preferences, or privileges of the Series C convertible preferred stock if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Series C convertible preferred stock, (ii) change the authorized number of shares of Series C convertible preferred stock or issue authorized shares of Series C convertible preferred stock, (iii) make restricted distributions, or (iv) enter into a transaction on or prior to September 22, 2016 that would result in payment of less than $20.4948 per share of Series C convertible preferred stock (subject to adjustments for certain dilutive issuances, splits, and combinations, and other recapitalizations or reorganizations).

Conversion

The holders of each share of Preferred Stock have the option to convert each share of Preferred Stock into one share of common stock at any time. The conversion prices for the Series A redeemable convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock are $2.185, $6.663, and $13.6632, respectively (subject to adjustments for certain dilutive issuances, splits, and combinations, and other recapitalizations or reorganizations). The Preferred Stock will automatically be converted into common stock upon the earlier of (i) with respect to the Series C convertible preferred stock, the written consent of each of the holders of Series C convertible preferred stock and, with respect to the Series A redeemable convertible preferred stock and Series B convertible preferred stock, the written consent of the holders of a majority of the outstanding shares of such series of Preferred Stock voting on an as-converted basis, or (ii) an initial public offering which results in aggregate gross cash proceeds of at least $50 million at a minimum price per share of $20.4948 (subject to adjustments for certain dilutive issuances, splits, and combinations, and other recapitalizations or reorganizations). As of December 31, 2016, the number of shares of common stock into which the Series A redeemable convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock were convertible was 8.0 million, 3.0 million, and 3.6 million, respectively.

Liquidation

In the event of our liquidation, dissolution, or winding up, the holders of Series A redeemable convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock are entitled to receive their full preferential amounts plus any declared but unpaid dividends prior to any distribution to the holders of common stock. If the assets available for distribution are insufficient to pay the entire preferential amounts, then the entire assets available for distribution will be distributed ratably among the holders of Preferred Stock in proportion to the full preferential amount each holder is otherwise entitled to receive. After payment to the holders of the Series A redeemable convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock of the full preferential amounts specified above, our remaining assets available for distribution to stockholders will be distributed among the holders of Series A redeemable convertible preferred stock and common stock pro rata based upon the number of shares of common stock held by each (assuming conversion of all such Preferred Stock into common stock) until the holders of the Series A redeemable convertible preferred stock will have received an aggregate of $6.5552 per share (subject to adjustments for certain dilutive issuances, splits, and combinations, and other recapitalizations or reorganizations). Thereafter, if any assets remain, the holders of common stock will receive all of the remaining assets on a pro rata basis, based upon the number of shares of common stock outstanding. The preferential amounts per share of the Series A redeemable convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock were $2.185, $6.663, and $13.6632, respectively, as of December 31, 2016.

A liquidation transaction will be deemed to have occurred if the following occur (i) our acquisition by another entity of an equal amount or majority of the total outstanding voting securities (50% or more), (ii) a sale, lease or other disposition of all or substantially all of our assets, (iii) an exclusive, irrevocable license of all or substantially all of our intellectual property to a third party taken as a whole by means of any transaction or series of related transactions, or (iv) our liquidation, dissolution, or winding up, whether voluntary or involuntary. The holders of Preferred Stock can waive the treatment of any transaction as a “liquidation transaction” by a vote of each of the holders of Series C convertible preferred stock, a majority of the outstanding shares of Series B convertible preferred stock, and a majority of the outstanding shares of Series A redeemable convertible preferred stock.

Redemption

On or after March 22, 2022, the holders of greater than 50% of the Series A redeemable convertible preferred stock may require us to redeem all or a portion of the outstanding Series A redeemable convertible preferred stock at a price per share equal to the greater of (i) 1.5 times the original Series A redeemable convertible preferred stock issue price per share, and (ii) the then fair market value of a share of Series A redeemable convertible preferred stock, plus any declared but unpaid dividends. The redemption price will be paid in eight equal quarterly installments beginning on a date that will occur no later than 25 days after we receive a redemption request and thereafter on the last day of the calendar quarter after the initial redemption date. The Series A redeemable convertible preferred stock is being accreted to the redemption price as of March 22, 2022 utilizing the effective interest method. Neither the Series B convertible preferred stock nor the Series C convertible preferred stock has a mandatory redemption provision.

Classification of Preferred Stock

The redemption provisions of the Series A redeemable convertible preferred stock are considered provisions that are not solely within our control. Also, the deemed liquidation preference provisions of the Series A redeemable convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock are considered contingent redemption provisions that are not solely within our control. Accordingly, the Preferred Stock has been presented outside of permanent equity in the mezzanine portion of our consolidated balance sheets.

Repurchase of Common Stock

In connection with the Series B convertible preferred stock financing in September 2014, the investors that participated in the financing also purchased shares of our common stock from certain of our employees at a price of $5.32 per share for an aggregate purchase price of $40.0 million. At the close of the transaction, we recorded $10.3 million as compensation expense related to the excess of the selling price per share paid to our employees over the then-fair value of the purchased shares.

In connection with the Series C convertible preferred stock financing in September 2015, we conducted a tender offer to repurchase $35.0 million outstanding shares of our common stock at a price per share of $11.887 from our employees and existing stockholders. At the close of the transaction, 2.9 million shares of common stock were tendered for an aggregate price of approximately $35.0 million.